Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Aug. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment (“PP&E”) [line items]
Capitalized to inventory	$ 3.4		$ 1.0
Decommissioning liabilities (in Dollars)	489.8	$ 2.7	$ 342.8
Cash proceeds	$ 15.4	5.5
Recognized a gain on disposal		$ 4.2